Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Summarized debt

	Successor
	December 31,	December 31,
	2012	2011
Senior Secured Term Loan Facility	$294.0	$297.0
Senior Notes	400.0	400.0
Short-term borrowings	—	3.1
Capital lease obligations	0.3	1.1
Economic development loan	0.5	—
Unamortized original issue discount	(0.9)	(1.2)

	693.9	700.0
Less:
Short-term borrowings	—	3.1
Current maturities	3.2	3.4

Long-term debt	$690.7	$693.5

Redemption prices of Senior Notes (expressed as percentages of principal amount)

Period	Percentage
2015	104.313%
2016	102.156%
2017 and thereafter	100.000%

Loss on Early Extinguishment of 2010 Credit Facility and Senior PIK Notes

Senior PIK Notes call premium and redemption period interest	$5.0
Write-off Senior PIK Notes unamortized original issue discount	3.3
Write-off Senior PIK Notes unamortized deferred financing costs	0.9
Write-off 2010 Credit Facility unamortized original issue discount	5.1
Write-off 2010 Credit Facility unamortized deferred financing costs	8.9
Fees and expenses related to early extinguishment of debt	1.0

$24.2

Schedule of future repayments of debt outstanding

2013	$3.2
2014	3.2
2015	3.2
2016	3.1
2017	282.1
Thereafter	400.0

$694.8

Summary of net interest expense

	Successor		Predecessor
	Year Ended December 31, 2012	Year Ended December 31, 2011	January 1, 2011 through January 25, 2011	Year Ended December 31, 2010
Interest expense
Senior Secured Term Loan Facility	$16.5	$15.5	$—	$—
Senior Notes	34.5	32.2	—	—
Senior PIK Notes	—	—	2.4	31.2
2010 Term Loan	—	—	1.9	6.9
2006 Credit Facility	—	—	—	3.7
Previously Outstanding Subordinated Notes	—	—	—	15.7
Other	1.0	1.6	0.1	0.3
Amortization
Debt issue costs
Senior Secured Term Loan Facility	1.1	1.0	—	—
Senior Notes	1.2	1.0	—	—
Senior Secured Revolving Credit Facility	0.4	0.3	—	—
Senior PIK Notes	—	—	—	0.4
2010 Term Loan	—	—	0.1	0.3
2006 Credit Facility	—	—	—	0.3
Original issue discounts	0.3	0.3	0.2	2.2

Total interest expense	55.0	51.9	4.7	61.0
Interest income	(0.2)	(0.2)	—	(0.2)

Interest expense, net	$54.8	$51.7	$4.7	$60.8